Cover	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39670
Entity Registrant Name	PURETECH HEALTH PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	6 Tide Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	287,796,585
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001782999
Amendment Flag	false
Entity Emerging Growth Company	false
Business Contact
Document and Entity Information [Line Items]
Contact Personnel Name	Daphne Zohar
Entity Address, Address Line One	6 Tide Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
Entity Address, Country	US
City Area Code	617
Local Phone Number	482-2333
American Depositary Shares
Document and Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 10 ordinary shares, par value £0.01 per share
Trading Symbol	PRTC
Security Exchange Name	NASDAQ
Common shares [member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value £0.01 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true